Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2025
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

14. RELATED PARTY TRANSACTIONS AND BALANCES

1) Nature of relationships with related parties

The table below sets forth the major related parties and their relationships with the Company, with which the Company entered into transactions for the years ended December 31, 2025, 2024 and 2023, or recorded balances as of December 31, 2025 and 2024.

Name	Relationship with the Company
Fuji Solar Co., Ltd. (“Fuji Solar”)	Controlled by the controlling shareholder of the Company
VSUN	Controlled by Fuji Solar
Vietnam Sunergy (Bac Ninh) Company Limited (“VSun Bac Ninh”)	Wholly owned by VSUN
VSun Solar USA Inc. (“VSun USA”)	Wholly owned by VSUN
VSun China Co., Ltd. (“VSun China”)	Wholly owned by VSUN
Vietnam Sunergy Europe GmbH (“VSun GmbH”)	Wholly owned by VSUN

2) Transactions with related parties

	For the Year Ended December 31,
	2025	2024	2023
Sales and service revenue from related parties
VSUN	$154,690,933	$116,937,974	$61,504,724
VSun USA	8,939,297	5,252,064	—
VSun Bac Ninh	6,572,678	337,346	—
VSun China	887,289	4,743,878	—
Total	$171,090,197	$127,271,262	$61,504,724
Purchase of raw materials and services from a related party
VSun China	$94,932,303	$48,484,527	$49,601,203
VSUN USA	7,788,309	—	—
Total	$102,720,612	$48,484,527	$49,601,203
Purchase of machinery from a related party
VSun China	$—	$1,542,768	$126,272
Purchase of trademarks from related parties (a)
VSUN	$128,000	$—	$—
VSUN GmbH	212,000	—	—
Total	$340,000	$—	$—
Payment of operating expenses by related parties on behalf of the Company
VSUN	$—	$59,802	$104,113
Others	92,549	19,520	—
Total	$92,549	$79,322	$104,113
Repayment of operating expenses to a related party paid on behalf of the Company
VSUN	$60,000	$148,000	$—
Others	111,069	—	—
Total	$171,069	$148,000	$—
Payment of offering cost by a related party on behalf of the Company
Fuji Solar (b)	$—	$—	$1,179,129
Repayment of offering cost paid by a related party on behalf of the Company
Fuji Solar (b)	$—	$81,025	$1,098,104
Prepayments of raw materials to related parties (c)
VSUN	$72,264	$—	$—
VSun China	—	—	24,845,082
Total	$72,264	$—	$24,845,082
Borrowings from related parties
VSUN (d)	$—	$—	$93,571,624
VSun USA (e)	12,000,000	5,000,000	—
Total	$12,000,000	$5,000,000	$93,571,624
Repayment of borrowings to a related party
VSUN (d)	$—	$38,093,104	$—
VSun USA (e)	6,000,000	—	—
Total	$6,000,000	$38,093,104	$—
Accrual of interest expenses on borrowings from related parties
VSUN (d)	$920,722	$1,382,890	$3,163,557
VSun USA (e)	634,384	14,995	—
Total	$1,555,106	$1,397,885	$3,163,557
Repayment of interest expenses on borrowings from a related party
VSUN (d)	$—	$1,391,911	$—
VSun USA (e)	252,600	—	—
Total	$252,600	$1,391,911	$—
(a)	For the year ended December 31, 2025, the Company purchased trademarks of $128,000 and $212,000 from VSUN and VSUN GmbH, respectively. The trademark acquisition transactions between the Company and the related parties are transactions under common control and are recorded at carryover basis in accordance with ASC 805-50. At the parent company level, the carrying value of the intangible assets were zero. Accordingly, separately identifiable intangible asset is not recognized.

(b)	For the year ended December 31, 2023, Fuji Solar paid offering cost of $1,179,129 on behalf of the Company. In the same year, the Company repaid offering cost of $1,098,104 to Fuji Solar. For the year ended December 31, 2024, the Company fully paid the remaining offering cost of $81,025 to Fuji Solar.

(c)	For the year ended December 31, 2025, the Company made prepayments of $72,264 to VSUN for raw materials, all which were delivered to the Company as of the date of this report. For the year ended December 31, 2023, the Company also made prepayments of $24,845,082 to VSun China for raw materials, all which were delivered to the Company in the year of 2024. For the year ended December 31, 2024, the Company did not make prepayments to VSun China for raw materials.

(d)	For the year ended December 31, 2023, the Company borrowed loans of approximately $93.6 million (VND 2.2 trillion) from VSUN as working capital and payment for property and equipment. Each loan is matured in one year from borrowing. The interest rate of borrowings were 9.5% before August 2023, and reduced to 8% for August 2023 and further reduced to 7% since September 2023.

For the year ended December 31, 2024, the Company did not borrow loans, while repaid loans of approximately $38.1 million (VND 954.5 billion) to VSUN. In December 2024, VSUN reduced the interest rate of borrowings to 2%, and applied the reduced interest rate to borrowings of 2023. For the year ended December 31, 2024, the Company reversed interest expenses of 2023 in the amount of $1,505,865 as a result of reduced interest rate of borrowings.

For the year ended December 31, 2025, the Company did not borrow loans from or repaid loans to VSUN.

For the year ended December 31, 2025, 2024 and 2023, the Company accrued interest expenses of $920,722, $1,382,890 and $3,163,557 on the borrowings, respectively. For the year ended December 31, 2025, 2024 and 2023, the Company paid interest expenses of $nil, $1,391,911 and $nil to VSUN.

(e)	In December 2024, the Company borrowed a loan of $5.0 million from VSun USA as payment for property and equipment in TOYO Texas. The loan was matured in December 2025 and extended to December 2026. The interest rate of borrowings were 4.2% and is payable on maturity of the borrowing.

For the year ended December 31, 2025, the Company borrowed a loan of $12.0 million from VSun USA as payment for property and equipment in TOYO Texas. The loan was matured through March 2026. The interest rate of borrowings were 4.2% and is payable on maturity of the borrowing.

For the year ended December 31, 2025 and 2024, the Company accrued interest expenses of $634,384 and $14,995, respectively.

3) Balances with related parties

Accounts receivable – related parties

Related party	Nature of balance	December 31, 2025	December 31, 2024
VSun USA	Sales to the related party	$486,378	$3,474,214
VSun China	Sales to the related party	8,317	4,402,462
VSUN	Sales to the related party	—	3,963,972
Total		$494,695	$11,840,648

Prepayments — a related party

Related party	Nature of balance	December 31, 2025	December 31, 2024
VSUN	Prepayments for raw materials	$72,264	$—
Total		$72,264	$—

Accounts payable – a related party

Related party	Nature of balance	December 31, 2025	December 31, 2024
VSun China	Purchase of raw materials	$3,269,212	$—
Total		$3,269,212	$—

Contract liabilities — related parties

Related party	Nature of balance	December 31, 2025	December 31, 2024
VSUN	Advance for solar cells	$78,856,795	$20,000,000
VSun USA	Advance for solar modules	1,491,508	98,561
Total		$80,348,303	$20,098,561

Due to related parties

Related party	Nature of balance	December 31, 2025	December 31, 2024
VSUN	Borrowings	$48,530,388	$50,059,338
VSUN	Interest payable	2,390,023	1,469,301
VSUN	Payment of other operating expenses on behalf of the Company	10,098	70,219
VSun USA	Borrowings	11,000,000	5,000,000
VSun USA	Interest payable	396,778	14,995
Others	Payment of other operating expenses on behalf of the Company	1,000	19,520
Total		$62,328,287	$56,633,373